Registration File Nos. 333-104218 and 811-21328

As filed with the Securities and Exchange Commission on May 17, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 46

(Check appropriate box or boxes)

SMA RELATIONSHIP TRUST

(Exact Name of Registrant as Specified in Charter)

One North Wacker Drive, Chicago, Illinois 60606

(Address of Principal Executive Offices)      (Zip Code)

312-525-7100

(Registrant’s Telephone Number, including Area Code)

Keith A. Weller, Esq.

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service of Process)

With Copies to:

Bruce G. Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:   As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of Rule 485

☐            on (date) pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 17th day of May 2019.

SMA Relationship Trust

By:	/s/ Igor Lasun
Igor Lasun*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Igor Lasun	President and Principal Executive Officer	May 17, 2019
Igor Lasun *

/s/ Frank K. Reilly	Chairman and Trustee	May 17, 2019
Frank K. Reilly*

/s/ Joanne Kilkeary	Principal Accounting Officer and Treasurer	May 17, 2019
Joanne Kilkeary *

/s/ Adela Cepeda	Trustee	May 17, 2019
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	May 17, 2019
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	May 17, 2019
Abbie J. Smith*

* By:	/s/ Keith A. Weller
Keith A. Weller, Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase